UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Kansas Municipal Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (95.9%)

Burlington, KS PCR (Gas & Elec.) MBIA	A/AA	5.300%	06/01/2031	$1,000,000	$876,680
Burlington, KS PCR (Gas & Elec.) MBIA	A/AA	4.850	06/01/2031	500,000	413,070
Butler Cty., KS Public Bldg. MBIA	A/NR	5.550	10/01/2021	300,000	315,930
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aa-3/AA	5.000	08/01/2022	250,000	245,227
Cowley Cty., KS USD #465 (Winfield) MBIA	A/AA	5.250	10/01/2014	250,000	267,213
Dodge, KS School District #443 FGIC	Baa-1/NR	5.000	09/01/2011	1,000,000	1,031,860
Douglas Cty., KS Sales Tax Ref. AMBAC	Aa-3/NR	5.000	08/01/2019	1,000,000	1,020,220
Harvey Cnty Ks USD #373 (Newton) MBIA	A/NR	5.000	09/01/2025	1,000,000	905,510
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	316,004
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	268,464
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	396,207
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	325,000	334,048
Johnson Cty., KS USD #231 Gardner—Edgerton FGIC	NR/A-	5.000	10/01/2024	1,135,000	1,025,518
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	505,965
Junction City, KS G.O. AMBAC	Aa-3/AA	5.000	09/01/2025	250,000	239,768
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	250,000	234,020
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aa-3/AA	6.300	09/01/2016	305,000	305,253
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	390,028
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	A/AA	5.250	05/01/2013	570,000	598,204
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	250,000	250,000
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	A/AA	5.000	10/01/2017	250,000	259,352
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,016,920
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	996,850
KS Devl. Finance Auth.	Aa/AA	5.000	05/01/2026	1,335,000	1,291,880
KS Devl. Finance Auth. (Dept. Admin.) FGIC	Aa/AA	5.000	11/01/2025	250,000	240,307
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	A-1/A	5.000	02/01/2026	500,000	459,260
KS Devl Fin. Auth Rev Kansas St. Projects MBIA	Aa/AA	5.250	11/01/2025	250,000	249,718
KDFA Athletic Facs. University of KS	A-1/A	5.000	06/01/2033	250,000	213,852
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,920,352
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,042,290
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	463,175
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.—Unrefunded MBIA	A/AA	5.375	11/15/2024	1,365,000	1,346,641
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	507,795
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	330,000	324,657
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	733,110
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	517,360
Lawrence, KS (Memorial Hospital) Rev. ASGUA—Radian	A-3/BBB+	5.750	07/01/2024	1,000,000	1,026,440
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	422,460
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	300,000	240,732
Newton, KS (Newton) Hosp. Rev. ACA	NR/NR	5.750	11/15/2024	500,000	500,315
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aa-3/AA	5.500	09/01/2025	235,000	232,899
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aa-3/AA	5.500	09/01/2030	500,000	489,790
Olathe, Health Fac Rev (Med Center)	NR/A+	5.000	09/01/2029	500,000	427,005
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,097,025
Reno Cty., KS USD #308 Hutchinson MBIA	A/NR	4.500	09/01/2023	500,000	450,170
Salina, KS (General Obligation)	Aa-3/NR	4.625	10/01/2027	200,000	180,718
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	985,550
Sedgwick Cnty Kans Uni Sch Dist No. 262 Assumed Guaranty	NR/AAA	5.000	09/01/2028	500,000	472,595
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	692,898
Topeka, KS G.O. XLCA	Aa-3/NR	5.000	08/15/2021	400,000	401,592
*Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	A/AA	5.625	06/01/2026	1,435,000	1,468,206
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	A/AA	5.625	06/01/2031	1,200,000	1,227,768
University of Kansas Hosp. Auth. AMBAC	Aa-3/AAA	5.700	09/01/2020	830,000	858,112
*University of Kansas Hosp. Auth. AMBAC	Aa-3/AAA	5.550	09/01/2026	1,355,000	1,398,062
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	A/AA	5.300	06/01/2031	750,000	677,475
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aa-3/NR	5.000	07/01/2019	700,000	716,338
#Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,516,095
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,003,970
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	963,716
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	1,868,960
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.250	10/01/2018	1,465,000	1,511,367
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.000	10/01/2028	500,000	449,410
Wyandotte City, KS General Obligation FSA	Aaa/AAA	5.000	08/01/2027	500,000	478,685

TOTAL KANSAS MUNICIPAL BONDS (COST: $45,791,326)					$44,281,061

SHORT-TERM SECURITIES (2.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,356,509)				1,356,509	$1,356,509

TOTAL INVESTMENTS IN SECURITIES (COST: $47,147,835)					$45,637,570
OTHER ASSETS LESS LIABILITIES					527,979

NET ASSETS					$46,165,549

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $47,147,835. The net unrealized depreciation of investments based on the cost was $1,510,265, which is comprised of $428,913 aggregate gross unrealized appreciation and $1,939,178 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$1,356,509
Level 2—Other Significant Observable Inputs	44,281,061
Level 3—Significant Unobservable Inputs	—
Total	$45,637,570

Kansas Insured Intermediate Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (93.5%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$256,047
Butler Cty., KS USD #402 Assured GTY	Aaa/NR	5.250	09/01/2021	250,000	254,300
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	A/NR	5.250	09/01/2016	770,000	819,827
Cowley County, KS USD #470 FSA	NR/AAA	4.750	09/01/2023	100,000	95,180
Cowley Cty., KS USD #465 (Winfield) MBIA	A/AA	5.250	10/01/2014	140,000	149,639
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	103,462
Harvey County KS MBIA	A/NR	4.000	09/01/2018	250,000	233,575
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aa-3/AA+	5.000	11/15/2019	235,000	237,413
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	106,668
Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aa-3/AA	6.300	09/01/2016	185,000	185,154
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aa-3/AA	5.500	12/01/2013	375,000	390,255
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	A/AA	6.400	01/01/2024	255,000	255,051
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aa-3/AA	5.900	04/01/2015	305,000	316,267
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	380,000	380,000
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	A/AA	5.000	10/01/2017	250,000	259,352
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aa/AA	4.100	05/01/2019	250,000	235,887
KS Devl Fin. Auth Rev Kansas St. Projects MBIA	Aa/AA	5.250	11/01/2025	100,000	99,887
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	170,000	170,425
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	A/AA	5.750	11/15/2012	595,000	635,930
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	200,000	196,762
Leavenworth Cty., KS USD #458 FSA	NR/AAA	4.500	09/01/2028	250,000	217,703
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	594,636
#Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	384,484
Morton Cty., KS USD #217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,135
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	445,000	445,000
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	202,325
Sedgwick County KS UNI School Dist. #262 Assumed Guaranty	NR/AAA	5.000	09/01/2018	100,000	103,539
Sedgwick Cty., KS USD #265 (Goddard) Assured GTY	Aaa/NR	4.500	10/01/2026	250,000	229,315
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	507,659
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	175,000	174,372
*University of Kansas Hosp. Auth. AMBAC	Aa-3/AAA	5.500	09/01/2015	500,000	515,515
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aa-3/AA	5.350	07/01/2011	105,000	107,456
Washburn Univ. (Living Learning Ctr.) Bldg. Rev.	Aa-3/NR	5.000	07/01/2019	255,000	260,952
Wichita, KS GO AMBAC	Aa/AA+	4.500	09/01/2022	150,000	140,144
Wichita, KS GO AMBAC	Aa/AA+	4.750	09/01/2027	180,000	165,762
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	200,000	200,224
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	290,000	289,977
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.250	10/01/2014	75,000	78,889
Wyandotte Cty, KS. GO FSA	Aaa/AAA	5.000	08/01/2025	250,000	243,953
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	A-1/AA	5.125	09/01/2013	500,000	509,835
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	269,587

TOTAL KANSAS MUNICIPAL BONDS (COST: $11,183,476)					$11,122,543

SHORT-TERM SECURITIES (3.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $467,428)				467,428	$467,428

TOTAL INVESTMENTS IN SECURITIES (COST: $11,650,904)					$11,589,971
OTHER ASSETS LESS LIABILITIES					302,410

NET ASSETS					$11,892,381

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,650,904. The net unrealized depreciation of investments based on the cost was $60,933, which is comprised of $162,833 aggregate gross unrealized appreciation and $223,766 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$467,428
Level 2—Other Significant Observable Inputs	11,122,543
Level 3—Significant Unobservable Inputs	—
Total	$11,589,971

Maine Municipal Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (78.6%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$76,893
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	20,089
Brewer, ME	A/A	4.600	11/01/2017	210,000	215,090
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	21,709
Gorham, ME Unlimited Tax G.O. MBIA	A-1/NR	4.300	02/01/2023	155,000	143,649
Gorham, ME Unlimited Tax G.O. MBIA	A-1/NR	4.350	02/01/2024	155,000	142,381
Houlton, ME Water District MBIA	A/NR	4.600	05/01/2014	100,000	102,000
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	77,658
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	499,025
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,265
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	498,760
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	250,045
Lewiston, ME G.O. FSA	Aaa/NR	4.500	01/15/2025	200,000	186,852
Maine Governmental Facs. Auth Lease MBIA	A-1/AA	5.375	10/01/2016	250,000	262,482
Maine Governmental Facs. Auth Lease Rent Rev.	Aaa/AAA	5.000	10/01/2023	125,000	123,249
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,144
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	410,000	414,551
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	212,041
Maine Health & Higher Educ. (University Systems) MBIA	Aa-3/NR	5.000	07/01/2023	200,000	197,528
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aa-3/AA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Facs. Rev. AMBAC	Aa-3/NR	5.000	07/01/2022	250,000	241,335
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aa-3/NR	5.000	07/01/2025	340,000	331,959
*Maine Municipal Bond Bank MBIA	Aa-1/AAA	5.625	11/01/2016	1,000,000	1,065,830
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	99,669
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	210,694
*Maine State Turnpike Auth. Rev. FGIC	Aa-3/A+	5.750	07/01/2028	500,000	523,145
Maine State Turnpike Auth.	Aa-3/AA	5.000	07/01/2033	450,000	417,492
Portland, ME	Aa/AA	5.000	09/01/2013	60,000	62,831
#Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	448,415
Scarborough, ME G.O. MBIA	Aa-3/AA	4.400	11/01/2031	250,000	214,353
Scarborough, ME G.O. MBIA	Aa-3/AA	4.400	11/01/2032	480,000	407,832
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	A/A	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,248
#University of Maine System Rev. MBIA	A/AA	4.750	03/01/2037	550,000	470,547
Westbrook, ME G.O. MBIA	A/AA	3.250	10/15/2009	195,000	197,572
Westbrook, ME G.O. FGIC	NR/A+	4.250	10/15/2020	180,000	168,986
Windham, ME G.O. AMBAC	Aa-3/AA	3.125	11/01/2010	100,000	100,742
Windham, ME G.O. AMBAC	Aa-3/AA	4.000	11/01/2014	415,000	420,656
Yarmouth, ME AMBAC	Aa-3/NR	5.250	11/15/2009	250,000	258,940
#Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	520,695
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	77,312

TOTAL MAINE MUNICIPAL BONDS					$11,246,664

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$8,603

PUERTO RICO MUNICIPAL BONDS (12.3%)
*Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	$1,762,035

VIRGIN ISLANDS MUNICIPAL BONDS (3.5%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$499,495

TOTAL MUNICIPAL BONDS (COST: $13,729,720)					$13,516,797

SHORT-TERM SECURITIES (0.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $69,011)				69,011	$69,011

TOTAL INVESTMENTS IN SECURITIES (COST: $13,798,731)					$13,585,808
OTHER ASSETS LESS LIABILITIES					729,736

NET ASSETS					$14,315,544

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $13,798,731. The net unrealized depreciation of investments based on the cost was $212,923, which is comprised of $222,804 aggregate gross unrealized appreciation and $435,727 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$69,011
Level 2—Other Significant Observable Inputs	13,516,797
Level 3—Significant Unobservable Inputs	—
Total	$13,585,808

Nebraska Municipal Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (97.6%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/A-	5.300%	12/15/2018	$250,000	$252,318
Adams County Hospital Rev Mary Lanning Memorial Radian Insured	NR/A-	5.250	12/15/2033	250,000	214,495
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	628,922
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	A/AA	4.500	12/15/2025	405,000	365,581
Dawson Cty. Public Power Electric Sys. Rev.	NR/AA-	4.750	12/01/2032	250,000	215,785
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,062,750
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	235,618
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth—Immanuel Med. Ctr.) Rev. AMBAC	Aa-3/AA	5.250	09/01/2021	250,000	248,975
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	A/AA	5.500	11/15/2021	340,000	338,660
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	Aa-3/NR	5.000	11/15/2016	250,000	254,843
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	A/AA	5.375	11/15/2015	45,000	45,113
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	A/AA	5.375	11/15/2015	220,000	220,000
Douglas County, NE Hosp. Methodist Health	NR/A-	5.500	11/01/2038	500,000	410,190
Douglas Cty, NE Hosp. Methodist Health BHAC	Aaa/AAA	5.500	11/01/2038	250,000	232,375
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	195,714
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	256,120
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	267,285
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	459,100
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	230,400
Fremont, NE Combined Utilities Rev. MBIA	A/AA	5.000	10/15/2021	500,000	499,240
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	503,620
Kearney Cty., NE Highway Allocation Fund AMBAC	Aa-3/NR	5.350	06/15/2021	100,000	99,608
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center)	A-1/NR	4.000	06/01/2010	250,000	251,758
*Lancaster Cty., NE Hosp. Auth. #1 (Bryan LGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	905,050
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	516,040
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	509,855
Lancaster Cty., NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	248,388
*Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,007,780
Lincoln, NE San. Swr. Rev. MBIA	Aa/AA+	4.500	06/15/2029	250,000	215,640
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	572,832
#Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aa-3/AA	4.500	03/01/2026	1,000,000	902,920
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	A/AA	6.250	06/01/2018	800,000	785,208
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	A/AA	6.400	06/01/2013	145,000	146,219
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	A/AA	6.450	06/01/2018	400,000	394,608
*NE Hgr. Educ. Loan Program Student Loan MBIA	A/AA	5.875	06/01/2014	765,000	765,184
NE Hgr. Educ. Loan Program B Rev. MBIA	A/AA	6.000	06/01/2028	100,000	94,630
#NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/BBB+	5.500	04/01/2027	1,000,000	897,160
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	133,345
NE Public Power District	Aaa/AAA	5.125	01/01/2011	300,000	304,428
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/A	5.450	11/15/2017	400,000	401,896
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/A	5.450	11/15/2022	750,000	701,587
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	252,202
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	442,420
Omaha Public Power Electric Rev.	Aa-1/AA	5.250	02/01/2023	250,000	248,117
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa-1/AA	5.200	02/01/2022	500,000	520,510
#Omaha, NE Public Power Electric Rev.	Aa-1/AA	5.000	02/01/2034	1,000,000	918,380
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	718,536
#Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA+	5.500	02/01/2029	1,000,000	1,005,030
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aa-3/AA	4.750	02/01/2025	250,000	233,250
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aa-3/AA	4.300	02/01/2031	100,000	82,026
Papillion, NE G.O. MBIA	A/AA	4.350	12/15/2027	250,000	212,708
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/BBB+	5.650	05/01/2012	100,000	103,520
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/BBB+	6.150	05/01/2030	250,000	251,058
Public Power Generation Agy Whelan Energy Rev AMBAC	Aa-3/AA	5.000	01/01/2032	500,000	453,065
Public Power Generation Agy. Whelan Energy Center Bhac—Cr, AMBAC	Aaa/AAA	5.000	01/01/2027	250,000	235,595
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	198,042
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	236,598
Saunders Cty., NE G.O. MBIA	A/AA	4.250	12/15/2021	515,000	468,057
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aa/AA	5.000	07/15/2020	500,000	507,615
Univ. of NE Board of Regents Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	230,762
Univ. of NE Board of Regents (Heath & Rec. Proj.)	Aa/AA-	5.000	05/15/2033	600,000	554,064
Univ. of NE (U. of NE—Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	236,807
University of NE University Rev. Lincoln Student Facs.	Aa/AA-	5.000	07/01/2028	250,000	239,707
Washington Cnty S/D #1 (Blair)	NR/A	3.750	12/15/2013	145,000	143,637

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $26,581,004)					$25,482,946

SHORT-TERM SECURITIES (2.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $570,289)				570,289	$570,289

TOTAL INVESTMENTS IN SECURITIES (COST: $27,151,293)					$26,053,235
OTHER ASSETS LESS LIABILITIES					66,212

NET ASSETS					$26,119,447

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $27,151,293. The net unrealized depreciation of investments based on the cost was $1,098,058, which is comprised of $232,714 aggregate gross unrealized appreciation and $1,330,772 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$570,289
Level 2—Other Significant Observable Inputs	25,482,946
Level 3—Significant Unobservable Inputs	—
Total	$26,053,235

New Hampshire Municipal Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (89.0%)

#Belknap Cty., NH G.O. MBIA	A-1/AA	5.200%	06/15/2013	$225,000	$227,230
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	104,255
*Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	118,233
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	66,405
#Hampton, NH G.O. XLCA	A-1/NR	4.000	12/15/2020	200,000	179,380
Hillsborough, NH G.O. XLCA	NR/A	4.000	11/01/2020	100,000	91,649
Hillsborough, NH G.O. XLCA	NR/A	4.000	11/01/2021	100,000	89,813
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	20,137
Manchester, NH Public Improvement	Aa/NR	5.875	05/01/2019	50,000	51,434
#Manchester, NH Airport Rev. MBIA	A/AA	5.000	01/01/2009	225,000	227,387
*Manchester, NH School Facs. Rev. MBIA	Aa-3/AA	5.250	06/01/2009	250,000	254,685
Manchester, NH Water Rev. FGIC	Aa-3/AA	5.000	12/01/2028	100,000	94,853
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	96,868
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	91,786
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	106,350
New Hampshire Hlth. Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	103,318
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	61,937
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	123,450
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	20,619
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aa-3/AA	5.500	07/01/2013	40,000	42,972
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aa-3/AA	5.500	07/01/2013	95,000	101,275
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	265,180
New Hampshire State Capital Improvement G.O.	Aa/AA	4.750	03/01/2027	100,000	94,942
New Hampshire State Hsg. Single Fam. Rev.	Aa/NR	4.900	07/01/2025	200,000	164,396
Portsmouth, NH G.O. MBIA	Aa/AA	4.000	08/01/2019	100,000	95,192
*Rochester, NH G.O. MBIA	A/NR	4.750	07/15/2020	300,000	298,560

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,192,306

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$8,603

TOTAL MUNICIPAL BONDS (COST: $3,289,884)					$3,200,909

SHORT-TERM SECURITIES (9.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $350,260)				350,260	$350,260

TOTAL INVESTMENTS IN SECURITIES (COST: $3,640,144)					$3,551,169
OTHER ASSETS MINUS LIABILITIES					37,355

NET ASSETS					$3,588,524

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,640,144. The net unrealized depreciation of investments based on the cost was $88,975, which is comprised of $21,672 aggregate gross unrealized appreciation and $110,647 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$350,260
Level 2—Other Significant Observable Inputs	3,200,909
Level 3—Significant Unobservable Inputs	—
Total	$3,551,169

Oklahoma Municipal Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (97.8%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	A-3/BBB+	5.250%	06/01/2025	$250,000	$224,417
Board of Regents (OK Univ. Science Center)	NR/AA	5.000	07/01/2036	1,000,000	901,760
City of Tulsa, OK MBIA	Aa/AA	4.250	03/01/2025	1,000,000	894,530
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/NR	5.750	09/01/2034	500,000	390,455
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	850,212
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	NR/A	5.500	11/01/2019	500,000	506,865
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	181,950
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	694,197
Edmond Public Works Auth. AMBAC	Aa-3/AA	4.850	01/01/2024	155,000	147,779
Edmond Public Works Auth. AMBAC	Aa-3/AA	4.750	07/01/2024	250,000	231,945
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aa-3/AA	4.750	07/01/2023	200,000	189,450
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	A/NR	4.500	04/01/2018	250,000	247,272
Glenpool Utility Authority XLCA	NR/BBB-	5.000	10/01/2027	555,000	490,553
Jackson Cty., OK Sales Tax Rev. AMBAC	Aa-3/AA	5.000	10/01/2022	500,000	499,225
Jenks Aquarium Auth. Rev. MBIA	A/AA	5.250	07/01/2029	500,000	456,605
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	98,335
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aaa/AAA	4.250	09/01/2020	585,000	547,437
Midwest City, OK Capital Impvt. MBIA	A/AA	5.375	09/01/2024	500,000	505,770
Norman, OK (Regl. Hospital) Auth. Radian	A-3/BBB+	5.250	09/01/2016	180,000	183,267
Norman, OK Utilities Auth. Utility Rev. FGIC	A/NR	4.000	11/01/2022	265,000	218,577
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aa-3/NR	5.000	08/01/2024	300,000	284,451
OK Board of Regents (Univ. of Central OK) AMBAC	Aa-3/AA	5.600	08/01/2020	150,000	157,177
OK Board of Regents (Univ. of Central OK) AMBAC	Aa-3/AA	5.700	08/01/2025	390,000	402,453
OK Board of Regents (Univ. of OK) FGIC	NR/AA-	4.125	07/01/2026	500,000	416,750
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aa-3/AA	5.000	07/01/2024	250,000	246,773
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aa-3/AA	5.000	07/01/2022	500,000	498,975
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aa-3/AA	5.000	07/01/2030	2,000,000	1,887,000
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	91,443
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	90,169
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	183,898
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	A/AA	5.000	06/01/2014	250,000	265,505
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	A-1/AA-	4.500	07/01/2026	500,000	442,185
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	140,240
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	99,810
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	106,780
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	A/NR	5.600	03/01/2015	280,000	283,508
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	246,400
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	A/AA	5.100	06/01/2027	120,000	117,908
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aa-3/AA	4.900	12/01/2022	200,000	196,694
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	148,238
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	A/NR	5.000	12/01/2028	500,000	470,190
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	A-1/AA	5.750	02/15/2025	50,000	49,606
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-1/AA-	5.750	02/15/2025	125,000	124,015
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-1/AA-	6.000	02/15/2029	100,000	98,472
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	NR/AA-	4.600	04/01/2022	250,000	235,973
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	NR/AA-	4.650	04/01/2023	250,000	233,867
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	224,930
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	85,000	74,612
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	70,000	69,222
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	30,000	29,255
OK Municipal Power Auth. Power Supply Rev. FGIC	A/A	4.250	01/01/2037	500,000	365,445
*OK Municipal Power Auth. Power Supply Rev. FGIC	A/A	4.500	01/01/2047	1,350,000	989,780
OK Municipal Power Auth. Rev. MBIA	A/AA	5.750	01/01/2024	2,230,000	2,328,722
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	593,909
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	260,257
OK State Student Loan Auth. MBIA	A/AA	5.300	12/01/2032	450,000	365,427
OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	40,000	40,200
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	201,536
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	502,725
OK Transportation Auth. Turnpike Sys. Rev.—Prerefunded AMBAC	Aa-3/AA	5.000	01/01/2021	10,000	10,586
OK Transportation Auth. Turnpike Sys. Rev.—Unrefunded AMBAC	Aa-3/AA	5.000	01/01/2021	90,000	90,446
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	98,331
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aa-3/AA	5.000	07/01/2021	250,000	247,510
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aa-3/AA	5.000	07/01/2019	250,000	251,782
Oklahoma City, OK MBIA	Aa-1/AA+	4.250	03/01/2022	110,000	100,130
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	A/A	5.500	10/01/2019	250,000	254,340
Oklahoma City, OK Water Utility Rev. FGIC	Aa/AA+	5.000	07/01/2034	250,000	228,415
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aa/AA+	5.000	07/01/2029	425,000	403,610
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev	Aaa/NR	5.100	03/01/2017	100,000	95,287
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev.	Aaa/NR	5.100	09/01/2017	100,000	94,740
Oklahoma Housing Finance FNMA/GNMA	Aaa/NR	5.150	09/01/2029	490,000	396,679
Oklahoma Housing Finance GNMA/FNMA	Aaa/NR	5.050	09/01/2023	985,000	833,842
Oklahoma Housing Finance GNMA/FNMA	Aaa/NR	5.200	09/01/2032	495,000	390,199
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	A/AA	5.125	08/01/2030	750,000	734,048
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	A/AA	4.800	10/01/2027	500,000	490,380
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	A/NR	5.000	11/01/2021	250,000	247,875
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/NR	5.750	12/01/2030	250,000	200,338
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.625	12/01/2020	140,000	125,014
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.700	12/01/2025	220,000	185,489
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.550	11/01/2021	250,000	214,790
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.650	11/01/2031	375,000	291,064
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.550	11/01/2021	250,000	213,850
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.650	11/01/2031	250,000	192,508
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	245,270
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/NR	5.250	11/01/2023	250,000	201,785
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	464,530
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.250	05/01/2026	650,000	554,522
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.500	05/01/2027	910,000	800,846
Tulsa Oklahoma Pub. Facs. Auth. XLCA	Aa-3/NR	4.750	11/15/2037	500,000	424,180
Tulsa Oklahoma Public Facs. Auth. XLCA	Aa-3/NR	5.250	11/15/2036	1,000,000	920,290
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	665,812
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	950,968
Tulsa, Oklahoma Unlimited GO MBIA	Aa/AA	4.250	03/01/2024	500,000	449,700
University of OK Board of Regents (Multi Facs.) Rev. MBIA	A-1/NR	4.750	06/01/2029	250,000	217,233
University of OK Board of Regents (Research Fac.) Rev. AMBAC	Aa-3/NR	4.800	03/01/2028	670,000	625,123
University of OK Board of Regents Student Hsg. Rev. FGIC	A-1/NR	5.000	11/01/2027	1,000,000	918,310
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aa-3/AA	5.500	07/01/2023	250,000	255,340

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $39,877,571)					$36,110,263

SHORT-TERM SECURITIES (0.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $178,629)				178,629	$178,629

TOTAL INVESTMENTS IN SECURITIES (COST: $40,056,200)					$36,288,892
OTHER ASSETS LESS LIABILITIES					618,739

NET ASSETS					$36,907,631

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $40,056,200. The net unrealized depreciation of investments based on the cost was $3,767,308, which is comprised of $37,204 aggregate gross unrealized appreciation and $3,804,512 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$178,629
Level 2—Other Significant Observable Inputs	36,110,263
Level 3—Significant Unobservable Inputs	—
Total	$36,288,892

ITEM 2: CONTROLS AND PROCEDURES

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTEGRITY MANAGED PORTFOLIOS

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

INTEGRITY MANAGED PORTFOLIOS

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: December 19, 2008

By:	/s/Adam Forthun
Adam Forthun
Treasurer

Date: December 19, 2008